Schedule of Investments (unaudited) December 31, 2019	BlackRock Low Duration Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities — 21.7%
Ajax Mortgage Loan Trust, Series 2019-G, Class A, 3.00%, 09/25/59(a)(b)	USD	8,000	$7,922,891
Allegro CLO II-S Ltd., Series 2014-1RA, Class A1, (LIBOR USD 3 Month + 1.08%), 3.05%, 10/21/28(b)(c)		5,600	5,579,634
Ally Auto Receivables Trust, Series 2018-3, Class A2, 2.72%, 05/17/21		1,527	1,527,596
ALM XII Ltd., Series 2015-12A, Class A1R2, (LIBOR USD 3 Month + 0.89%), 2.89%, 04/16/27(b)(c)		6,131	6,128,605
ALM XVII Ltd., Series 2015-17A, Class A1AR, (LIBOR USD 3 Month + 0.93%), 2.93%, 01/15/28(b)(c)		3,680	3,680,494
AmeriCredit Automobile Receivables Trust:
Series 2017-1, Class A3, 1.87%, 08/18/21		159	159,373
Series 2017-4, Class A3, 2.04%, 07/18/22		9,886	9,886,980
Series 2018-1, Class A3, 3.07%, 12/19/22		12,640	12,717,909
Series 2018-2, Class A3, 3.15%, 03/20/23		9,940	10,043,999
Series 2019-1, Class A3, 2.97%, 11/20/23		11,160	11,293,321
Series 2019-3, Class A3, 2.06%, 04/18/24		26,850	26,868,271
AMMC CLO XIII Ltd., Series 2013-13A, Class A1LR, (LIBOR USD 3 Month + 1.26%), 3.20%, 07/24/29(b)(c)		4,000	4,017,500
Anchorage Capital CLO 7 Ltd., Series 2015-7A, Class AR, (LIBOR USD 3 Month + 0.96%), 2.96%, 10/15/27(b)(c)		14,523	14,512,400
Ares XXIX CLO Ltd., Series 2014-1A, Class A1R, (LIBOR USD 3 Month + 1.19%), 3.19%, 04/17/26(b)(c)		6,425	6,435,492
Atlas Senior Loan Fund III Ltd., Series 2013-1A, Class AR, (LIBOR USD 3 Month + 0.83%), 2.73%, 11/17/27(b)(c)		5,400	5,377,842
Atrium XII, Series 12A, Class AR, (LIBOR USD 3 Month + 0.83%), 2.78%, 04/22/27(b)(c)		19,400	19,375,409
Avery Point IV CLO Ltd., Series 2014-1A, Class AR, (LIBOR USD 3 Month + 1.10%), 3.04%, 04/25/26(b)(c)		1,913	1,914,870
Avery Point V CLO Ltd., Series 2014-5A, Class AR, (LIBOR USD 3 Month + 0.98%), 2.98%, 07/17/26(b)(c)		1,670	1,668,920
Ballyrock CLO Ltd., Series 2016-1A, Class CR, (LIBOR USD 3 Month + 2.40%), 4.40%, 10/15/28(b)(c)		3,000	2,970,802
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class A2R, (LIBOR USD 3 Month + 1.75%), 3.75%, 07/15/29(b)(c)		8,355	8,337,813
Benefit Street Partners CLO VII Ltd., Series 2015-VIIA, Class A1AR, (LIBOR USD 3 Month + 0.78%), 2.78%, 07/18/27(b)(c)		9,127	9,119,473
BlueMountain CLO Ltd., Series 2012-2A, Class AR2, (LIBOR USD 3 Month + 1.05%), 2.95%, 11/20/28(b)(c)		13,440	13,409,354
BMW Floorplan Master Owner Trust, Series 2018-1, Class A1, 3.15%, 05/15/23(b)		16,230	16,483,099
BSPRT Issuer Ltd., Series 2018-FL3, Class A, (LIBOR USD 1 Month + 1.05%), 2.79%, 03/15/28(b)(c)		17,970	17,972,926
CarMax Auto Owner Trust, Series 2019-3, Class A3, 2.18%, 08/15/24		24,830	24,890,627
Catamaran CLO Ltd., Series 2015-1A, Class AR, (LIBOR USD 3 Month + 0.90%), 2.85%, 04/22/27(b)(c)		4,575	4,565,519
Cedar Funding VI CLO Ltd., Series 2016-6A, Class AR, (LIBOR USD 3 Month + 1.09%), 3.06%, 10/20/28(b)(c)		26,890	26,871,010

Security	Par (000)		Value

Asset-Backed Securities (continued)
Chesapeake Funding II LLC(b):
Series 2018-1A, Class A1, 3.04%, 04/15/30	USD	11,678	$11,809,887
Series 2019-1A, Class B, 3.11%, 04/15/31		5,230	5,331,821
Series 2019-1A, Class C, 3.36%, 04/15/31		4,930	5,030,927
Series 2019-1A, Class D, 3.80%, 04/15/31		6,630	6,763,696
CIFC Funding Ltd.(b)(c):
Series 2014-4RA, Class A1A, (LIBOR USD 3 Month + 1.13%), 3.13%, 10/17/30		29,185	29,089,004
Series 2015-2A, Class AR, (LIBOR USD 3 Month + 0.78%), 2.78%, 04/15/27		23,946	23,916,018
Credit Acceptance Auto Loan Trust(b):
Series 2017-1A, Class A, 2.56%, 10/15/25		534	533,572
Series 2018-1A, Class A, 3.01%, 02/16/27		24,197	24,287,065
Series 2018-2A, Class A, 3.47%, 05/17/27		35,490	35,937,706
Series 2019-1A, Class A, 3.33%, 02/15/28		25,440	25,891,909
Series 2019-3A, Class A, 2.38%, 11/15/28		13,620	13,601,339
Drive Auto Receivables Trust:
Series 2019-2, Class A3, 3.04%, 03/15/23		17,640	17,745,172
Series 2019-4, Class A3, 2.16%, 05/15/23		7,930	7,924,861
Dryden XXV Senior Loan Fund, Series 2012-25A, Class ARR, (LIBOR USD 3 Month + 0.90%), 2.89%, 10/15/27(b)(c)		30,600	30,573,760
Dryden XXVI Senior Loan Fund, Series 2013-26A, Class AR, (LIBOR USD 3 Month + 0.90%), 2.90%, 04/15/29(b)(c)		13,800	13,756,494
EDvestinU Private Education Loan Issue No. 1 LLC, Series 2019-A, Class A, 3.58%, 11/25/38(b)(d)		10,280	10,473,032
Enterprise Fleet Financing LLC(b):
Series 2016-2, Class A3, 2.04%, 02/22/22		8,496	8,492,251
Series 2017-1, Class A2, 2.13%, 07/20/22		613	613,361
Series 2017-1, Class A3, 2.60%, 07/20/22		4,260	4,268,972
Series 2018-1, Class A2, 2.87%, 10/20/23		13,688	13,745,977
Series 2019-1, Class A2, 2.98%, 10/20/24		21,680	21,888,579
Series 2019-2, Class A3, 2.38%, 02/20/25		14,800	14,869,187
FCI Funding LLC, Series 2019-1A, Class A, 3.63%, 02/18/31(b)		9,318	9,357,566
Ford Credit Auto Lease Trust, Series 2019-A, Class A2A, 2.84%, 09/15/21		58,938	59,108,982
Ford Credit Floorplan Master Owner Trust A:
Series 2017-2, Class A1, 2.16%, 09/15/22		15,670	15,687,466
Series 2019-2, Class A, 3.06%, 04/15/26		31,498	32,528,488
Series 2019-4, Class A, 2.44%, 09/15/26		41,920	42,029,298
GMF Floorplan Owner Revolving Trust, Series 2019-1, Class A, 2.70%, 04/15/24(b)		18,745	18,850,617
Halcyon Loan Advisors Funding Ltd., Series 2015-2A, Class AR, (LIBOR USD 3 Month + 1.08%), 3.02%, 07/25/27(b)(c)		17,701	17,678,047
Hyundai Auto Lease Securitization Trust, Series 2019-A, Class A2, 2.92%, 07/15/21(b)		17,406	17,487,185
KKR CLO Ltd., Series 16, Class A2R, (LIBOR USD 3 Month + 1.80%), 3.77%, 01/20/29(b)(c)		10,610	10,578,235
Lendmark Funding Trust(b):
Series 2018-1A, Class A, 3.81%, 12/21/26		18,440	18,683,128
Series 2019-2A, Class A, 2.78%, 04/20/28		6,170	6,149,201
Litigation Fee Residual Funding LLC, Series 2015-1, Class A, 4.00%, 10/30/27(e)		6,878	6,854,932
LoanCore Issuer Ltd., Series 2018-CRE1, Class A, (LIBOR USD 1 Month + 1.13%), 2.87%, 05/15/28(b)(c)		12,180	12,175,056
Madison Park Funding XII Ltd., Series 2014-12A, Class AR, (LIBOR USD 3 Month + 1.26%), 3.23%, 07/20/26(b)(c)		2,168	2,169,127

1

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock Low Duration Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities (continued)
Madison Park Funding XIX Ltd., Series 2015- 19A, Class A2R, (LIBOR USD 3 Month + 1.75%), 3.70%, 01/22/28(b)(c)	USD 16,700	$16,655,172
Marathon CRE Ltd., Series 2018-FL1, Class A, (LIBOR USD 1 Month + 1.15%), 2.89%, 06/15/28(b)(c)	5,690	5,686,447
Mariner Finance Issuance Trust, Series 2019- AA, Class A, 2.96%, 07/20/32(b)	6,804	6,839,337
Mercedes-Benz Master Owner Trust, Series 2019-BA, Class A, 2.61%, 05/15/24(b)	28,750	29,121,812
Mill City Mortgage Loan Trust, Series 2016-1, Class A1, (LIBOR USD 1 Month + 0.00%), 2.50%, 04/25/57(b)(c)	11,353	11,331,686
Mill City Solar Loan Ltd., Series 2019-2GS, Class A, 3.69%, 07/20/43(b)	16,000	16,168,256
Mosaic Solar Loan Trust, Series 2019-2A, Class A, 2.88%, 09/20/40(b)	563	562,564
Navient Private Education Loan Trust, Series 2014-CTA, Class A, (LIBOR USD 1 Month + 0.70%), 2.44%, 09/16/24(b)(c)	147	146,846
Navient Private Education Refi Loan Trust(b):
Series 2019-A, Class A1, 3.03%, 01/15/43	4,256	4,270,690
Series 2019-CA, Class A2, 3.13%, 02/15/68	8,545	8,588,155
Series 2019-EA, Class A2B, (LIBOR USD 1 Month + 0.92%), 2.66%, 05/15/68(c)	16,440	16,254,077
Series 2019-FA, Class A1, 2.18%, 08/15/68	16,467	16,457,594
Series 2019-GA, Class A, 2.40%, 10/15/68	23,175	23,030,884
Navient Student Loan Trust(b):
Series 2018-EA, Class A2, 4.00%, 12/15/59	2,872	2,974,221
Series 2019-BA, Class A2A, 3.39%, 12/15/59	7,880	8,090,823
Nissan Auto Receivables Owner Trust, Series 2019-A, Class A4, 3.00%, 09/15/25	6,590	6,771,791
Nissan Master Owner Trust Receivables(c):
Series 2017-C, Class A, (LIBOR USD 1 Month + 0.32%), 2.06%, 10/17/22	12,800	12,808,719
Series 2019-A, Class A, (LIBOR USD 1 Month + 0.56%), 2.30%, 02/15/24	26,180	26,279,340
NLY Commercial Mortgage Trust, Series 2019-FL2, Class A, (LIBOR USD 1 Month + 1.30%), 3.04%, 02/15/36(b)(c)	5,121	5,120,505
OCP CLO Ltd., Series 2015-8A, Class A1R, (LIBOR USD 3 Month + 0.85%), 2.85%, 04/17/27(b)(c)	1,814	1,813,564
Octagon Investment Partners 30 Ltd., Series 2017-1A, Class B, (LIBOR USD 3 Month + 2.35%), 4.32%, 03/17/30(b)(c)	4,200	4,113,966
OFSI Fund VI Ltd., Series 2014-6A, Class BR, (LIBOR USD 3 Month + 1.50%), 3.50%, 03/20/25(b)(c)	6,345	6,264,040
OneMain Direct Auto Receivables Trust, Series 2018-1A, Class A, 3.43%, 12/16/24(b)	22,405	22,701,425
Onemain Financial Issuance Trust, Series 2018-1A, Class A, 3.30%, 03/14/29(b)	4,835	4,906,940
OneMain Financial Issuance Trust, Series 2019-2A, Class A, 3.14%, 10/14/36(b)	7,730	7,672,026
OZLM VIII Ltd., Series 2014-8A, Class A1RR, (LIBOR USD 3 Month + 1.17%), 3.17%, 10/17/29(b)(c)	24,210	24,106,810
Palmer Square CLO Ltd., Series 2014-1A, Class A1R2, (LIBOR USD 3 Month + 1.13%), 3.13%, 01/17/31(b)(c)	15,000	14,970,904
Palmer Square Loan Funding Ltd.(b)(c):
Series 2017-1A, Class A1, (LIBOR USD 3 Month + 0.74%), 2.74%, 10/15/25	6,041	6,040,763

Security	Par (000)	Value

Asset-Backed Securities (continued)
Series 2018-5A, Class A1, (LIBOR USD 3 Month + 0.85%), 2.82%, 01/20/27	USD 28,097	$28,023,741
Series 2019-1A, Class B, (LIBOR USD 3 Month + 2.25%), 4.22%, 04/20/27	3,450	3,417,282
Parallel Ltd.(b)(c):
Series 2015-1A, Class AR, (LIBOR USD 3 Month + 0.85%), 2.82%, 07/20/27	13,000	12,976,477
Series 2017-1A, Class C, (LIBOR USD 3 Month + 2.45%), 4.42%, 07/20/29	1,200	1,176,649
PFS Financing Corp.(b):
Series 2018-B, Class A, 2.89%, 02/15/23	9,430	9,502,874
Series 2019-A, Class A1, (LIBOR USD 1 Month + 0.55%), 2.29%, 04/15/24(c)	8,480	8,493,491
Series 2019-A, Class A2, 2.86%, 04/15/24	10,780	10,926,393
Series 2019-B, Class A, (LIBOR USD 1 Month + 0.55%), 2.29%, 09/15/23(c)	33,100	33,114,203
Recette CLO Ltd., Series 2015-1A, Class AR, (LIBOR USD 3 Month + 0.92%), 2.89%, 10/20/27(b)(c)	8,708	8,701,252
Regatta VI Funding Ltd., Series 2016-1A, Class AR, (LIBOR USD 3 Month + 1.08%), 3.05%, 07/20/28(b)(c)	19,235	19,230,230
Regional Management Issuance Trust, Series 2019-1, Class A, 3.05%, 11/15/28(b)	5,930	5,935,422
Republic Finance Issuance Trust, Series 2019- A, Class A, 3.43%, 11/22/27(b)	8,110	8,096,050
Santander Drive Auto Receivables Trust, Series 2019-1, Class A2A, 2.91%, 01/18/22	6,114	6,117,181
Santander Retail Auto Lease Trust, Series 2019-B, Class A2A, 2.29%, 04/20/22(b)	23,850	23,908,075
Sesac Finance LLC, Series 2019-1, Class A2, 5.22%, 07/25/49(b)	3,052	3,151,246
Silver Creek CLO Ltd., Series 2014-1A, Class AR, (LIBOR USD 3 Month + 1.24%), 3.21%, 07/20/30(b)(c)	5,000	5,012,010
SLM Private Credit Student Loan Trust(c):
Series 2004-A, Class A3, (LIBOR USD 3 Month + 0.40%), 2.29%, 06/15/33	1,565	1,550,809
Series 2004-B, Class A3, (LIBOR USD 3 Month + 0.33%), 2.22%, 03/15/24	2,538	2,524,930
Series 2005-A, Class A4, (LIBOR USD 3 Month + 0.31%), 2.20%, 12/15/38	9,735	9,439,202
Series 2005-B, Class A4, (LIBOR USD 3 Month + 0.33%), 2.22%, 06/15/39	9,534	9,329,233
Series 2007-A, Class A4A, (LIBOR USD 3 Month + 0.24%), 2.13%, 12/16/41	6,900	6,702,864
SLM Private Education Loan Trust(b):
Series 2011-A, Class A3, (LIBOR USD 1 Month + 2.50%), 4.24%, 01/15/43(c)	1,779	1,782,830
Series 2011-C, Class A2B, 4.54%, 10/17/44	359	360,029
SLM Student Loan Trust, Series 2013-4, Class A, (LIBOR USD 1 Month + 0.55%), 2.34%, 06/25/43(c)	5,685	5,619,243
SMB Private Education Loan Trust(b):
Series 2015-A, Class A2A, 2.49%, 06/15/27	6,363	6,373,501
Series 2016-A, Class A2A, 2.70%, 05/15/31	5,124	5,136,329
Series 2016-B, Class A2A, 2.43%, 02/17/32	4,307	4,283,249
Series 2018-A, Class A2A, 3.50%, 02/15/36	21,515	22,301,500
Series 2018-B, Class A2B, (LIBOR USD 1 Month + 0.72%), 2.46%, 01/15/37(c)	11,460	11,372,827
Series 2019-A, Class A2A, 3.44%, 07/15/36	6,210	6,306,515
SoFi Professional Loan Program LLC(b):
Series 2015-A, Class A1, (LIBOR USD 1 Month + 1.20%), 2.99%, 03/25/33(c)	2,026	2,028,606
Series 2015-D, Class A2, 2.72%, 10/27/36	5,668	5,685,975

2

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock Low Duration Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities (continued)
Series 2016-A, Class A2, 2.76%, 12/26/36	USD 2,645	$2,653,464
Series 2016-C, Class A2B, 2.36%, 12/27/32	2,344	2,335,051
Series 2016-D, Class A2B, 2.34%, 04/25/33	2,337	2,338,338
Series 2016-E, Class A2B, 2.49%, 01/25/36	1,503	1,503,580
Series 2018-A, Class A2B, 2.95%, 02/25/42	7,770	7,842,724
Series 2019-A, Class A2FX, 3.69%, 06/15/48	6,180	6,385,521
Series 2019-B, Class A2FX, 3.09%, 08/17/48	4,080	4,151,327
SoFi Professional Loan Program Trust(b):
Series 2018-C, Class A2FX, 3.59%, 01/25/48	4,663	4,772,597
Series 2018-D, Class A1FX, 3.12%, 02/25/48	4,157	4,179,528
Sound Point CLO XV Ltd., Series 2017-1A, Class C, (LIBOR USD 3 Month + 2.50%), 4.43%, 01/23/29(b)(c)	1,500	1,475,679
Soundview Home Loan Trust, Series 2003-2, Class A2, (LIBOR USD 1 Month + 1.30%), 3.09%, 11/25/33(c)	349	352,283
SpringCastle Funding Asset-Backed Notes, Series 2019-AA, Class A, 3.20%, 05/27/36(b)	27,931	28,034,534
Springleaf Funding Trust(b):
Series 2015-BA, Class A, 3.48%, 05/15/28	5,363	5,375,635
Series 2017-AA, Class A, 2.68%, 07/15/30	8,215	8,219,793
TICP CLO I Ltd., Series 2015-1A, Class AR, (LIBOR USD 3 Month + 0.80%), 2.77%, 07/20/27(b)(c)	8,095	8,091,064
Towd Point Mortgage Trust(b)(d):
Series 2016-3, Class A1, 2.25%, 04/25/56	7,325	7,306,741
Series 2016-4, Class A1, 2.25%, 07/25/56	10,324	10,262,176
Toyota Auto Receivables Owner Trust, Series 2019-D, Class A3, 1.92%, 01/16/24	5,350	5,347,640
Transportation Finance Equipment Trust, Series 2019-1, Class A3, 1.85%, 04/24/23(b)	14,540	14,455,421
Treman Park CLO Ltd., Series 2015-1A, Class ARR, (LIBOR USD 3 Month + 1.07%), 3.04%, 10/20/28(b)(c)	50,000	50,006,410
Tryon Park CLO Ltd., Series 2013-1A, Class A1SR, (LIBOR USD 3 Month + 0.89%), 2.89%, 04/15/29(b)(c)	5,070	5,051,742
Voya CLO Ltd., Series 2014-3A, Class A1R, (LIBOR USD 3 Month + 0.72%), 2.66%, 07/25/26(b)(c)	6,452	6,438,849
Westlake Automobile Receivables Trust, Series 2019-3A, Class A2, 2.15%, 02/15/23(b)	8,940	8,940,389
Wheels SPV 2 LLC, Series 2017-1A, Class A2, 1.88%, 04/20/26(b)	400	400,074

Total Asset-Backed Securities — 21.7% (Cost: $1,657,733,980)		1,663,864,182

Corporate Bonds — 33.5%

Aerospace & Defense — 0.8%
Boeing Co. (The), 2.70%, 05/01/22	4,580	4,651,851
Rockwell Collins, Inc., 2.80%, 03/15/22	3,693	3,758,017
Rolls-Royce plc, 2.13%, 06/18/21	EUR 530	612,306
United Technologies Corp.:
3.35%, 08/16/21	USD 26,970	27,617,228
1.95%, 11/01/21	10,000	10,021,814
1.13%, 12/15/21	EUR 2,880	3,289,478
1.25%, 05/22/23	2,200	2,553,010
3.65%, 08/16/23	USD 1,090	1,149,304
1.15%, 05/18/24	EUR 4,865	5,650,360

		59,303,368

Security	Par (000)	Value

Airlines — 0.2%
American Airlines Group, Inc., 5.00%, 06/01/22(b)	USD 1,155	$1,208,419
American Airlines Pass-Through Trust, Series 2013-2, Class B, 5.60%, 07/15/20(b)	3,331	3,384,614
Continental Airlines Pass-Through Trust, Series 2000-1, Class B, 8.39%, 11/01/20	2	1,869
Delta Air Lines, Inc.:
2.88%, 03/13/20	6,535	6,536,015
2.60%, 12/04/20	6,980	7,000,510
Northwest Airlines Pass-Through Trust, Series 2002-1, Class G-2, 6.26%, 11/20/21	406	418,667

		18,550,094

Auto Components — 0.1%
ZF North America Capital, Inc.(b):
4.00%, 04/29/20	5,894	5,921,973
4.50%, 04/29/22	2,431	2,506,244

		8,428,217

Automobiles — 0.6%
Daimler Finance North America LLC, 3.35%, 05/04/21(b)	5,520	5,606,112
Daimler International Finance BV:
0.25%, 08/09/21	EUR 610	687,309
0.25%, 11/06/23	1,970	2,207,429
Hyundai Capital America, 2.55%, 04/03/20(b)	USD 4,680	4,681,463
Nissan Motor Acceptance Corp.(b):
2.25%, 01/13/20	12,670	12,669,595
2.13%, 03/03/20	9,045	9,043,011
Volkswagen Group of America Finance LLC(b):
2.40%, 05/22/20	6,500	6,508,609
2.70%, 09/26/22	2,145	2,169,511

		43,573,039

Banks — 7.5%
AIB Group plc, (LIBOR USD 3 Month + 1.87%), 4.26%, 04/10/25(b)(c)	2,985	3,162,000
Banco de Sabadell SA:
0.88%, 07/22/25	EUR 1,500	1,694,462
(EUR Swap Annual 1 Year + 0.97%), 0.63%, 11/07/25(c)	1,900	2,113,514
Banco Santander SA, 2.71%, 06/27/24	USD 11,600	11,765,196
Bancolombia SA, 5.95%, 06/03/21	11,615	12,195,750
Bank of America Corp.:
(LIBOR USD 3 Month + 0.66%), 2.37%, 07/21/21(c)	12,225	12,250,117
(LIBOR USD 3 Month + 0.37%),
2.74%, 01/23/22(c)	3,500	3,525,490
2.50%, 10/21/22	19,800	19,992,726
3.30%, 01/11/23	21,340	22,063,043
(LIBOR USD 3 Month + 1.02%), 2.88%, 04/24/23(c)	5,690	5,785,735
(LIBOR USD 3 Month + 0.93%), 2.82%, 07/21/23(c)	14,500	14,731,922
Bank of America NA, (LIBOR USD 3 Month + 0.65%), 3.34%, 01/25/23(c)	1,740	1,787,814
Banque Federative du Credit Mutuel SA:
0.75%, 06/15/23	EUR 3,200	3,670,237
0.13%, 02/05/24	3,400	3,804,612
2.63%, 03/18/24	500	618,045
Barclays Bank plc, 2.65%, 01/11/21	USD 6,000	6,039,249
Barclays plc:
2.88%, 06/08/20	17,900	17,934,368
(LIBOR USD 3 Month + 1.40%), 4.61%, 02/15/23(c)	6,970	7,280,182
Capital One NA, 2.35%, 01/31/20	7,215	7,216,427

3

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock Low Duration Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Banks (continued)
Citigroup, Inc.:
(LIBOR USD 3 Month + 0.72%), 3.14%, 01/24/23(c)	USD	500	$509,797
0.75%, 10/26/23	EUR	4,430	5,073,135
Citizens Bank NA:
2.25%, 03/02/20	USD	5,665	5,665,433
2.20%, 05/26/20		7,192	7,195,592
3.25%, 02/14/22		4,825	4,944,686
Commonwealth Bank of Australia, 2.05%, 09/18/20(b)		4,575	4,578,404
Credit Agricole SA:
0.88%, 01/19/22	EUR	4,900	5,607,081
0.75%, 12/01/22		2,800	3,212,998
Credit Suisse Group Funding Guernsey Ltd., 3.13%, 12/10/20	USD	23,300	23,507,712
Danske Bank A/S, (LIBOR USD 3 Month +1.25%), 3.00%, 09/20/22(b)(c)		17,255	17,407,950
Discover Bank, 3.35%, 02/06/23		5,225	5,388,645
Fifth Third Bancorp, 2.60%, 06/15/22		2,700	2,734,441
HSBC France SA, 0.25%, 05/17/24	EUR	3,700	4,164,650
HSBC Holdings plc, (LIBOR USD 3 Month + 1.06%), 3.26%, 03/13/23(c)	USD	16,480	16,856,745
Huntington National Bank (The):
2.38%, 03/10/20		8,680	8,683,469
2.88%, 08/20/20		11,820	11,879,533
3.13%, 04/01/22		4,255	4,350,381
ING Groep NV, 1.00%, 09/20/23	EUR	4,500	5,193,315
JPMorgan Chase & Co.(c):
(LIBOR USD 3 Month + 0.61%), 2.51%, 06/18/22	USD	13,095	13,145,351
(LIBOR USD 3 Month + 0.70%), 3.21%, 04/01/23		3,600	3,685,850
(LIBOR USD 3 Month + 0.94%), 2.78%, 04/25/23		12,940	13,144,330
(LIBOR USD 3 Month + 0.73%), 3.56%, 04/23/24		5,865	6,111,853
(LIBOR USD 3 Month + 0.89%), 3.80%, 07/23/24		7,900	8,326,992
KBC Group NV, 1.13%, 01/25/24	EUR	3,800	4,413,803
KeyBank NA, 2.25%, 03/16/20	USD	9,420	9,425,542
Mitsubishi UFJ Financial Group, Inc.:
2.95%, 03/01/21		11,887	12,017,343
3.54%, 07/26/21		2,005	2,052,182
3.22%, 03/07/22		11,470	11,752,800
Mizuho Financial Group, Inc., 0.52%, 06/10/24	EUR	4,565	5,161,088
Royal Bank of Scotland Group plc, 3.88%, 09/12/23	USD	8,585	8,997,369
Santander Holdings USA, Inc.:
3.70%, 03/28/22		5,480	5,632,623
3.50%, 06/07/24		3,000	3,086,636
Santander UK Group Holdings plc:
3.57%, 01/10/23		1,715	1,755,877
(LIBOR USD 3 Month + 1.08%), 3.37%, 01/05/24(c)		3,715	3,806,391
Skandinaviska Enskilda Banken AB, 2.20%, 12/12/22(b)		23,690	23,735,485
Societe Generale SA, 0.00%, 05/27/22	EUR	7,700	8,636,399
Sumitomo Mitsui Financial Group, Inc., 2.85%, 01/11/22	USD	15,220	15,457,848
Svenska Handelsbanken AB, 3.35%, 05/24/21		6,075	6,194,896
Toronto-Dominion Bank (The), 0.38%, 04/25/24	EUR	6,125	6,927,382
Truist Bank, (LIBOR USD 3 Month + 0.50%), 3.53%, 10/26/21(c)	USD	19,125	19,350,197
Truist Financial Corp., 2.70%, 01/27/22		1,655	1,677,901

Security	Par (000)		Value

Banks (continued)
Wells Fargo & Co.:
2.50%, 03/04/21	USD	10,000	$10,071,857
3.07%, 01/24/23		1,855	1,893,280
3.75%, 01/24/24		8,005	8,463,894
Wells Fargo Bank NA, (LIBOR USD 3 Month + 0.49%), 3.33%, 07/23/21(c)		37,630	37,924,646
Westpac Banking Corp., 3.15%, 01/16/24(b)		28,235	29,533,489

			576,968,160

Beverages — 0.4%
Anheuser-Busch InBev Worldwide, Inc., 4.15%, 01/23/25		8,600	9,372,873
Coca-Cola Co. (The), 1.13%, 09/22/22	EUR	7,540	8,744,094
Keurig Dr Pepper, Inc., 4.06%, 05/25/23	USD	4,200	4,429,747
Pernod Ricard SA, 0.00%, 10/24/23	EUR	10,000	11,198,940

			33,745,654

Biotechnology — 0.3%
AbbVie, Inc.:
2.90%, 11/06/22	USD	1,945	1,985,103
1.38%, 05/17/24	EUR	2,900	3,422,635
2.60%, 11/21/24(b)	USD	11,100	11,189,821
2.95%, 11/21/26(b)		4,050	4,123,563

			20,721,122

Capital Markets — 0.9%
Credit Suisse AG, 2.10%, 11/12/21		11,805	11,860,869
Credit Suisse Group AG, 3.57%, 01/09/23(b)		8,565	8,800,970
Deutsche Bank AG, 4.25%, 02/04/21		11,560	11,744,838
ING Bank NV:
0.00%, 04/08/22	EUR	2,400	2,695,479
(EURIBOR 3 Month + 0.40%), 0.00%, 04/08/22(c)		5,700	6,426,630
Moody’s Corp., 2.63%, 01/15/23	USD	5,085	5,162,061
Morgan Stanley, 2.75%, 05/19/22		105	106,939
UBS AG, (EUR Swap Annual 5 Year + 3.40%), 4.75%, 02/12/26(c)	EUR	6,025	7,087,504
UBS Group AG, (LIBOR USD 3 Month + 0.95%), 2.86%, 08/15/23(b)(c)	USD	5,810	5,903,169
Volvo Treasury AB, (EURIBOR 3 Month + 0.65%), 0.26%, 09/13/21(c)	EUR	4,200	4,739,549

			64,528,008

Chemicals — 0.3%
Air Liquide Finance SA, 0.38%, 04/18/22		2,500	2,837,278
BASF SE, 2.00%, 12/05/22		4,520	5,377,656
Dow Chemical Co. (The), 3.00%, 11/15/22	USD	3,467	3,545,357
DuPont de Nemours, Inc., 4.21%, 11/15/23		9,500	10,164,509

			21,924,800

Commercial Services & Supplies — 0.1%
Motability Operations Group plc, 1.63%, 06/09/23	EUR	5,305	6,276,653
Waste Management, Inc., 2.95%, 06/15/24	USD	2,710	2,797,800

			9,074,453

Consumer Finance — 3.1%
AerCap Ireland Capital DAC:
4.25%, 07/01/20		3,540	3,575,641
4.50%, 05/15/21		12,270	12,664,550
3.95%, 02/01/22		7,750	8,007,639
3.50%, 05/26/22		5,035	5,176,050
4.63%, 07/01/22		4,515	4,771,108
2.88%, 08/14/24		9,600	9,686,384
3.50%, 01/15/25		11,200	11,547,517
American Express Co., 2.50%, 08/01/22		3,865	3,911,176
American Honda Finance Corp.:
1.38%, 11/10/22	EUR	890	1,036,514
0.55%, 03/17/23		4,220	4,806,651

4

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock Low Duration Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Consumer Finance (continued)
Capital One Financial Corp.:
2.40%, 10/30/20	USD	4,420	$4,433,684
3.20%, 01/30/23		10,000	10,281,887
Ford Motor Credit Co. LLC:
2.68%, 01/09/20		23,308	23,309,802
4.14%, 02/15/23		9,830	10,113,807
5.58%, 03/18/24		11,422	12,364,769
4.06%, 11/01/24		16,255	16,589,614
General Motors Financial Co., Inc.:
3.70%, 11/24/20		7,720	7,811,483
3.20%, 07/06/21		29,901	30,313,859
4.20%, 11/06/21		4,325	4,484,119
4.35%, 01/17/27		7,339	7,715,337
Harley-Davidson Financial Services, Inc., 2.15%, 02/26/20(b)		4,440	4,440,054
John Deere Capital Corp., 2.60%, 03/07/24		2,310	2,363,057
Synchrony Financial, 2.85%, 07/25/22		4,740	4,798,574
Toyota Motor Credit Corp., 2.38%, 02/01/23	EUR	3,980	4,803,470
Volkswagen Bank GmbH, 1.88%, 01/31/24		7,000	8,255,657
Volkswagen Leasing GmbH:
(EURIBOR 3 Month + 0.45%), 0.06%, 08/02/21(c)		5,600	6,281,771
1.00%, 02/16/23		9,800	11,200,861

			234,745,035

Containers & Packaging — 0.0%
WRKCo, Inc., 3.75%, 03/15/25	USD	2,210	2,331,254

Diversified Financial Services — 1.6%
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20		42,130	42,164,009
JPMorgan Chase Bank NA(c):
(LIBOR USD 3 Month + 0.28%), 2.60%, 02/01/21		26,955	26,969,234
(LIBOR USD 3 Month + 0.35%), 3.09%, 04/26/21		36,790	36,916,309
Siemens Financieringsmaatschappij NV:
0.00%, 09/05/21	EUR	8,555	9,637,023
0.38%, 09/06/23		5,710	6,506,809

			122,193,384

Diversified Telecommunication Services — 1.1%
AT&T, Inc.:
3.00%, 06/30/22	USD	10,800	11,032,732
3.95%, 01/15/25		10,700	11,469,347
BellSouth LLC, 4.27%, 04/26/20(a)(b)		36,000	36,252,000
Orange SA:
0.50%, 01/15/22	EUR	3,400	3,854,542
0.75%, 09/11/23		8,000	9,175,237
Telstra Corp. Ltd., 3.50%, 09/21/22		4,700	5,781,159
Verizon Communications, Inc.:
0.50%, 06/02/22		1,675	1,902,626
3.88%, 02/08/29	USD	2,965	3,270,732

			82,738,375

Electric Utilities — 0.7%
Alliant Energy Finance LLC, 3.75%, 06/15/23(b)		8,085	8,440,158
Duke Energy Corp., 3.95%, 10/15/23		8,435	8,950,621
Enel Finance International NV, 0.00%, 06/17/24	EUR	7,930	8,799,548
Enexis Holding NV, 3.38%, 01/26/22		2,200	2,645,215
ESB Finance DAC, 3.49%, 01/12/24		2,185	2,782,151
Exelon Corp., 2.45%, 04/15/21	USD	4,890	4,912,212
FirstEnergy Corp., Series A, 2.85%, 07/15/22 .		4,346	4,416,882
Florida Power & Light Co., (LIBOR USD 3 Month + 0.40%), 2.31%, 05/06/22(c)		9,155	9,155,275
ITC Holdings Corp., 2.70%, 11/15/22		2,180	2,207,257

Security	Par (000)		Value

Electric Utilities (continued)
RTE Reseau de Transport d’Electricite SADIR, 1.63%, 10/08/24	EUR	1,000	$1,197,998

			53,507,317

Electrical Equipment — 0.1%
Eaton Capital Unlimited Co., 0.02%, 05/14/21		6,455	7,248,828
Schneider Electric SE, 0.25%, 09/09/24		2,900	3,279,076

			10,527,904

Electronic Equipment, Instruments & Components — 0.1%
Amphenol Corp., 2.20%, 04/01/20	USD	6,520	6,520,842

Energy Equipment & Services — 0.2%
Halliburton Co.:
3.80%, 11/15/25		6,500	6,934,140
5.00%, 11/15/45		4,400	5,029,776
Schlumberger Finance BV, 0.00%, 10/15/24	EUR	4,070	4,535,867

			16,499,783

Equity Real Estate Investment Trusts (REITs) — 0.4%
American Tower Corp.:
3.45%, 09/15/21	USD	9,200	9,409,572
3.50%, 01/31/23		3,070	3,181,534
Crown Castle International Corp., 3.20%, 09/01/24		3,205	3,315,443
Equinix, Inc., 2.63%, 11/18/24		12,835	12,858,873
Nationwide Health Properties, Inc., 6.59%, 07/07/38		1,400	1,804,987
Simon International Finance SCA, 1.38%, 11/18/22	EUR	1,535	1,779,637

			32,350,046

Food Products — 0.3%
Conagra Brands, Inc., (LIBOR USD 3 Month + 0.75%), 2.70%, 10/22/20(c)	USD	12,485	12,486,131
Kraft Heinz Foods Co., 4.88%, 02/15/25(b)		4,618	4,744,869
Wm Wrigley Jr. Co., 3.38%, 10/21/20(b)		8,820	8,906,012

			26,137,012

Health Care Equipment & Supplies — 0.7%
Abbott Ireland Financing DAC:
0.88%, 09/27/23	EUR	4,445	5,143,144
0.10%, 11/19/24		3,290	3,684,506
Becton Dickinson and Co.:
2.40%, 06/05/20	USD	6,145	6,151,534
1.40%, 05/24/23	EUR	3,825	4,437,486
Becton Dickinson Euro Finance SARL, 0.63%, 06/04/23		1,885	2,135,640
DH Europe Finance II SARL, 0.20%, 03/18/26		2,625	2,908,781
DH Europe Finance SARL, (EURIBOR 3 Month + 0.30%), 0.00%, 06/30/22(c)		6,310	7,079,923
Medtronic Global Holdings SCA:
0.00%, 12/02/22		11,190	12,559,806
0.38%, 03/07/23		4,330	4,909,166
Stryker Corp., 0.25%, 12/03/24		2,150	2,408,713

			51,418,699

Health Care Providers & Services — 0.6%
Anthem, Inc., 3.13%, 05/15/22	USD	2,685	2,752,505
Cigna Corp.:
3.20%, 09/17/20		15,000	15,116,712
4.38%, 10/15/28		9,400	10,414,147
CVS Health Corp., 4.30%, 03/25/28		9,250	10,105,082
Express Scripts Holding Co., 2.60%, 11/30/20		8,700	8,748,837

			47,137,283

Hotels, Restaurants & Leisure — 0.2%
Carnival Corp., 3.95%, 10/15/20		4,525	4,592,850
Marriott International, Inc., 2.88%, 03/01/21		2,620	2,644,065

5

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock Low Duration Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Hotels, Restaurants & Leisure (continued)
McDonald’s Corp.:
1.13%, 05/26/22	EUR	4,400	$5,078,066
1.00%, 11/15/23		1,500	1,740,767

			14,055,748

Household Products — 0.0%
Procter & Gamble Co. (The), 0.63%, 10/30/24		840	970,546

Industrial Conglomerates — 0.3%
3M Co., 0.95%, 05/15/23		3,785	4,395,419
General Electric Co., 5.50%, 01/08/20	USD	3,700	3,701,337
Honeywell International, Inc., 1.30%, 02/22/23	EUR	12,010	13,987,149

			22,083,905

Insurance — 0.6%
Allianz Finance II BV, 0.25%, 06/06/23		5,800	6,569,063
American International Group, Inc.:
3.38%, 08/15/20	USD	3,952	3,988,245
6.40%, 12/15/20		1,965	2,046,179
Aon plc, 2.80%, 03/15/21		3,789	3,829,559
Marsh & McLennan Cos., Inc.:
2.35%, 03/06/20		7,145	7,147,563
3.50%, 03/10/25		10,479	11,062,676
Metropolitan Life Global Funding I:
0.00%, 09/23/22	EUR	830	929,795
2.38%, 01/11/23		1,285	1,540,333
0.38%, 04/09/24		2,700	3,052,213
Pricoa Global Funding I, 2.45%, 09/21/22(b)	USD	4,090	4,139,697
Willis Towers Watson plc, 5.75%, 03/15/21		2,206	2,299,379

			46,604,702

Interactive Media & Services — 0.1%
Baidu, Inc., 2.88%, 07/06/22		8,205	8,281,101

IT Services — 0.3%
Fiserv, Inc.:
3.50%, 10/01/22		8,270	8,572,392
2.75%, 07/01/24		45	45,795
Global Payments, Inc., 3.75%, 06/01/23		4,640	4,833,139
International Business Machines Corp., 0.38%, 01/31/23	EUR	2,665	3,021,350
Mastercard, Inc., 1.10%, 12/01/22		6,490	7,505,439

			23,978,115

Machinery — 0.2%
Atlas Copco AB, 2.50%, 02/28/23		5,700	6,909,981
Illinois Tool Works, Inc., 0.25%, 12/05/24		3,980	4,481,348
Parker-Hannifin Corp., 2.70%, 06/14/24	USD	2,115	2,160,790

			13,552,119

Media — 0.9%
Charter Communications Operating LLC:
3.58%, 07/23/20		13,200	13,284,124
4.46%, 07/23/22		9,109	9,575,100
4.50%, 02/01/24		2,280	2,453,803
Comcast Corp., 3.70%, 04/15/24		9,410	10,036,650
Cox Communications, Inc., 3.15%, 08/15/24(b)		7,755	7,974,768
Discovery Communications LLC:
4.38%, 06/15/21		3,695	3,816,447
3.30%, 05/15/22		10,000	10,258,708
Interpublic Group of Cos., Inc. (The):
3.50%, 10/01/20		4,490	4,538,097
3.75%, 10/01/21		1,545	1,588,031
Sky Ltd., 1.50%, 09/15/21	EUR	2,040	2,350,829
ViacomCBS, Inc.:
3.38%, 03/01/22	USD	279	285,445
3.88%, 04/01/24		3,860	4,087,709

			70,249,711

Security	Par (000)		Value

Metals & Mining — 0.0%
Anglo American Capital plc, 4.13%, 04/15/21(b)	USD	2,221	$2,265,335

Multi-Utilities — 0.7%
CenterPoint Energy, Inc., 2.50%, 09/01/22		5,150	5,192,827
Dominion Energy, Inc.(a):
2.58%, 07/01/20		2,525	2,530,251
2.72%, 08/15/21		10,910	10,993,623
E.ON SE, 0.00%, 10/24/22	EUR	5,720	6,410,964
Engie SA, 0.38%, 02/28/23		3,600	4,082,822
innogy Finance BV, 0.75%, 11/30/22		1,150	1,312,640
Sempra Energy, (LIBOR USD 3 Month + 0.50%), 2.50%, 01/15/21(c)	USD	6,185	6,186,035
Veolia Environnement SA, 0.67%, 03/30/22	EUR	5,400	6,136,038
WEC Energy Group, Inc., 3.38%, 06/15/21	USD	12,505	12,758,906

			55,604,106

Oil, Gas & Consumable Fuels — 3.5%
Apache Corp.:
3.63%, 02/01/21		497	502,101
3.25%, 04/15/22		2,286	2,329,383
4.38%, 10/15/28		5,000	5,229,942
4.75%, 04/15/43		5,150	4,976,076
5.35%, 07/01/49		5,150	5,384,367
BP Capital Markets plc:
1.53%, 09/26/22	EUR	6,405	7,487,904
1.11%, 02/16/23		3,995	4,627,950
Concho Resources, Inc., 4.38%, 01/15/25	USD	8,530	8,818,048
Continental Resources, Inc., 3.80%, 06/01/24		3,770	3,899,264
Diamondback Energy, Inc.:
2.88%, 12/01/24		8,710	8,811,710
3.50%, 12/01/29		8,900	9,056,640
Encana Corp., 3.90%, 11/15/21		4,850	4,967,106
Energy Transfer Operating LP:
4.15%, 10/01/20		21,449	21,677,677
3.60%, 02/01/23		2,900	2,970,615
4.25%, 03/15/23		22,600	23,606,039
5.88%, 01/15/24		18,500	20,482,088
4.50%, 04/15/24		1,433	1,525,634
Kinder Morgan Energy Partners LP, 4.25%, 09/01/24		1,530	1,638,733
Kinder Morgan, Inc., 5.00%, 02/15/21(b)		7,000	7,198,585
MPLX LP:
(LIBOR USD 3 Month + 0.90%), 2.79%, 09/09/21(c)		8,130	8,154,885
6.25%, 10/15/22(b)		2,658	2,710,416
3.50%, 12/01/22(b)		4,885	5,029,613
Newfield Exploration Co., 5.63%, 07/01/24		38,388	42,183,989
Occidental Petroleum Corp.:
4.85%, 03/15/21		13,350	13,751,582
2.60%, 08/13/21		2,285	2,301,908
2.70%, 08/15/22		2,840	2,869,521
Sabine Pass Liquefaction LLC, 5.75%, 05/15/24		2,747	3,064,822
Spectra Energy Partners LP, 4.75%, 03/15/24		1,710	1,862,072
Sunoco Logistics Partners Operations LP, 5.50%, 02/15/20		3,000	3,009,805
Sunoco LP, 4.88%, 01/15/23		860	879,367
Total Capital International SA:
2.13%, 03/15/23	EUR	2,600	3,123,737
0.25%, 07/12/23		4,400	4,987,226
TransCanada PipeLines Ltd., 3.75%, 10/16/23	USD	1,580	1,665,092
Williams Cos., Inc. (The):
5.25%, 03/15/20		8,168	8,215,962
4.00%, 11/15/21		4,650	4,780,836
3.60%, 03/15/22		3,340	3,434,365

6

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock Low Duration Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Oil, Gas & Consumable Fuels (continued)
3.70%, 01/15/23	USD	7,000	$7,250,313

			264,465,373

Pharmaceuticals — 1.5%
Allergan Finance LLC, 3.25%, 10/01/22		12,773	13,055,906
Allergan Funding SCS:
3.00%, 03/12/20		25,100	25,118,379
3.45%, 03/15/22		39,913	40,829,584
Allergan, Inc., 2.80%, 03/15/23		6,200	6,249,120
Bristol-Myers Squibb Co., 2.75%, 02/15/23(b)		3,030	3,088,131
Merck Financial Services GmbH, 0.01%, 12/15/23	EUR	8,200	9,157,913
Novartis Finance SA, 0.50%, 08/14/23		815	931,921
Roche Finance Europe BV, 0.50%, 02/27/23		1,850	2,113,710
Shire Acquisitions Investments Ireland DAC, 2.88%, 09/23/23	USD	4,600	4,687,478
Takeda Pharmaceutical Co. Ltd., 4.40%, 11/26/23		6,815	7,318,770

			112,550,912

Real Estate Management & Development — 0.2%
Unique Pub Finance Co. plc (The), Series M, 7.40%, 03/28/24(a)	GBP	4,920	7,429,042
Vonovia Finance BV, 0.13%, 04/06/23	EUR	4,100	4,582,717

			12,011,759

Road & Rail — 1.0%
Penske Truck Leasing Co. LP(b): 3.05%, 01/09/20	USD	20,121	20,123,652
3.30%, 04/01/21		7,930	8,049,235
3.38%, 02/01/22		14,259	14,562,518
4.25%, 01/17/23		3,235	3,409,959
2.70%, 03/14/23		11,114	11,233,318
2.70%, 11/01/24		3,595	3,620,731
Ryder System, Inc.:
2.65%, 03/02/20		5,675	5,676,255
2.88%, 09/01/20		2,250	2,260,146
3.75%, 06/09/23		4,735	4,947,610
2.50%, 09/01/24		3,110	3,124,675

			77,008,099

Semiconductors & Semiconductor Equipment — 1.3%
Analog Devices, Inc., 2.85%, 03/12/20		2,115	2,117,872
Broadcom Corp.:
2.38%, 01/15/20		27,055	27,056,209
3.00%, 01/15/22		9,700	9,843,503
Broadcom, Inc., 3.13%, 04/15/21(b)		8,380	8,481,736
Lam Research Corp., 3.75%, 03/15/26		8,400	9,006,020
Micron Technology, Inc., 4.98%, 02/06/26		3,705	4,113,740
NXP BV(b):
4.13%, 06/01/21		18,800	19,275,410
4.63%, 06/15/22		3,820	4,026,386
3.88%, 09/01/22		15,404	15,982,410

			99,903,286

Software — 0.3%
Amadeus Capital Markets SAU, 1.63%, 11/17/21	EUR	3,100	3,572,255
CA, Inc., 3.60%, 08/15/22	USD	3,655	3,739,509
Dassault Systemes SE, 0.00%, 09/16/22	EUR	10,500	11,794,692
SAP SE, 0.25%, 03/10/22		5,800	6,559,574

			25,666,030

Technology Hardware, Storage & Peripherals — 0.6%
Apple, Inc., 1.00%, 11/10/22		10,245	11,863,163
Dell International LLC, 5.45%, 06/15/23(b)	USD	16,770	18,191,080
Hewlett Packard Enterprise Co., 3.60%, 10/15/20(a)		8,000	8,090,872

Security	Par (000)		Value

Technology Hardware, Storage & Peripherals (continued)
Xerox Corp., 3.50%, 08/20/20	USD	8,620	$8,675,168

			46,820,283

Textiles, Apparel & Luxury Goods — 0.2%
LVMH Moet Hennessy Louis Vuitton SE:
0.00%, 02/28/21	EUR	6,400	7,198,406
0.38%, 05/26/22		500	567,008
0.13%, 02/28/23		3,200	3,610,022

			11,375,436

Tobacco — 1.1%
Altria Group, Inc.:
3.49%, 02/14/22	USD	5,610	5,773,963
2.85%, 08/09/22		20,785	21,186,387
1.00%, 02/15/23	EUR	4,650	5,305,869
BAT Capital Corp.:
3.22%, 08/15/24	USD	2,900	2,966,346
2.79%, 09/06/24		28,600	28,739,977
BAT International Finance plc:
3.25%, 06/07/22(b)		545	557,095
0.88%, 10/13/23	EUR	1,520	1,736,287
Philip Morris International, Inc., 0.13%, 08/03/26		730	793,351
Reynolds American, Inc.:
6.88%, 05/01/20	USD	7,889	8,015,077
3.25%, 06/12/20		6,460	6,489,404

			81,563,756

Trading Companies & Distributors — 0.3%
Air Lease Corp., 2.63%, 07/01/22		8,375	8,472,386
Aviation Capital Group LLC, 2.88%, 01/20/22(b)		7,310	7,362,663
International Lease Finance Corp., 4.63%, 04/15/21		5,702	5,880,191

			21,715,240

Transportation Infrastructure — 0.0%
Autoroutes du Sud de la France SA, 2.95%, 01/17/24	EUR	2,500	3,115,258

Wireless Telecommunication Services — 0.1%
Sprint Spectrum Co. LLC(b):
3.36%, 09/20/21(a)	USD	1,376	1,388,183
4.74%, 03/20/25		8,110	8,588,328

			9,976,511

Total Corporate Bonds — 33.5% (Cost: $2,532,921,366)			2,566,741,180

Foreign Agency Obligations — 0.3%

Brazil — 0.2%
Centrais Eletricas Brasileiras SA, 5.75%, 10/27/21(b)		11,000	11,515,625

Chile — 0.1%
Empresa Nacional del Petroleo, 5.25%, 08/10/20(b)		6,150	6,242,250

Saudi Arabia — 0.0%
Saudi Arabian Oil Co., 2.88%, 04/16/24(b)		3,245	3,289,619

Total Foreign Agency Obligations — 0.3% (Cost: $20,374,237)			21,047,494

Foreign Government Obligations — 5.5%

Cyprus — 0.1%
Republic of Cyprus, 4.63%, 02/03/20(b)	EUR	8,454	9,498,381

7

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock Low Duration Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Italy — 3.0%
Republic of Italy:
(0.34)%, 01/31/20	EUR	94,521	$106,048,892
(0.30)%, 02/14/20		108,479	121,724,492

			227,773,384

Mexico — 2.4%
United Mexican States:
7.61%, 01/02/20	MXN	130,000	68,728,035
7.54%, 02/27/20		172,290	89,420,765
7.44%, 04/02/20		50,990	26,464,559

			184,613,359

Total Foreign Government Obligations — 5.5% (Cost: $416,636,701)			421,885,124

	Shares

Investment Companies — 2.1%
iShares Short Maturity Bond ETF*		3,180,000	159,795,000

Total Investment Companies — 2.1% (Cost: $159,438,280)			159,795,000

	Par (000)

Municipal Bonds — 0.2%
South Carolina Public Service Authority:
Series 2016D, RB, 2.39%, 12/01/23	USD	7,530	7,496,341
Series 2012E, RB, 3.72%, 12/01/23		6,833	7,121,421

Total Municipal Bonds — 0.2% (Cost: $14,458,890)			14,617,762

Non-Agency Mortgage-Backed Securities — 15.9%

Collateralized Mortgage Obligations — 2.2%
Banc of America Mortgage Trust, Series 2003-J, Class 2A1, 4.05%, 11/25/33(d)		300	303,140
Bear Stearns ARM Trust, Series 2004-5, Class 2A, 4.37%, 07/25/34(d)		436	438,184
BlackRock Capital Finance LP, Series 1997-R2, Class AP, 1.24%, 12/25/35(b)(d)*		19	16,821
Chase Home Lending Mortgage Trust(b)(d):
Series 2019-ATR2, Class A11, 2.69%, 07/25/49		4,389	4,370,378
Series 2019-ATR2, Class A3, 3.50%, 07/25/49		9,393	9,549,634
CHL Mortgage Pass-Through Trust:
Series 2004-29, Class 1A1, 2.33%, 02/25/35(d)		345	334,046
Series 2005-17, Class 1A6, 5.50%, 09/25/35		702	701,889
Series 2005-HYB8, Class 2A1, 3.88%, 12/20/35(d)		922	827,247
CSMC Trust, Series 2019-RP10, Class A1, 3.32%, 12/25/59(b)(d)		4,000	3,995,430
Gosforth Funding plc, Series 2018-1A, Class A1, 2.36%, 08/25/60(b)(d)		9,521	9,513,887
JPMorgan Mortgage Trust(b)(d):
Series 2016-2, Class A1, 2.83%, 06/25/46		11,898	11,905,765
Series 2017-1, Class A4, 3.50%, 01/25/47		12,580	12,704,774
Series 2017-3, Class 1A6, 3.00%, 08/25/47		9,244	9,309,966
Series 2017-6, Class A6, 3.00%, 12/25/48		6,277	6,328,931
Lanark Master Issuer plc, Series 2019-1A, Class 1A1, 2.67%, 12/22/69(b)(d)		8,303	8,325,192

Security	Par (000)		Value

Collateralized Mortgage Obligations (continued)
MortgageIT Trust, Series 2004-1, Class A1, 2.57%, 11/25/34(d)	USD	879	$885,893
National RMBS Trust, Series 2012-2, Class A1, 1.95%, 06/20/44(d)	AUD	906	637,451
New Residential Mortgage Loan Trust(b)(d):
Series 2016-3A, Class A1B, 3.25%, 09/25/56	USD	2,677	2,724,248
Series 2018-1A, Class A1A, 4.00%, 12/25/57		8,955	9,282,295
Permanent Master Issuer plc, Series 2018-1A, Class 1A1, 2.37%, 07/15/58(b)(d)		16,640	16,704,486
RCO V Mortgage LLC, Series 2019-1, Class A1, 3.72%, 05/24/24(a)(b)		9,253	9,263,121
Seasoned Credit Risk Transfer Trust:
Series 2018-2, Class MA, 3.50%, 11/25/57		10,128	10,499,038
Series 2019-4, Class MA, 3.00%, 02/25/59		22,554	22,990,965
Sequoia Mortgage Trust(b)(d):
Series 2017-CH1, Class A2, 3.50%, 08/25/47		7,711	7,788,970
Series 2017-CH2, Class A10, 4.00%, 12/25/47		3,362	3,381,304
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-13, Class A2, 0.49%, 09/25/34(d)		813	771,400
TORRENS Trust, Series 2013-1, Class A, 1.79%, 04/12/44(d)	AUD	5,091	3,572,702
Walsh Acceptance, Series 1997-2, Class A, 3.75%, 03/01/27(b)(d)	USD	5	2,701
Wells Fargo Mortgage Backed Securities Trust, Series 2019-4, Class A2, 3.00%, 09/25/49(b)(d)		5,942	5,973,884

			173,103,742

Commercial Mortgage-Backed Securities — 13.7%
280 Park Avenue Mortgage Trust, Series 2017- 280P, Class D, 3.28%, 09/15/34(b)(d)		6,910	6,918,362
AOA Mortgage Trust, Series 2015-1177, Class D, 3.01%, 12/13/29(b)(d)		4,855	4,869,617
Aventura Mall Trust, Series 2013-AVM, Class A, 3.74%, 12/05/32(b)(d)		16,080	16,192,769
BAMLL Commercial Mortgage Securities Trust(b):
Series 2012-PARK, Class A, 2.96%, 12/10/30		4,175	4,271,446
Series 2018-DSNY, Class A, 2.59%, 09/15/34(d)		12,495	12,450,515
BAMLL Trust, Series 2011-FSHN, Class D, 5.62%, 07/11/33(b)		11,600	11,918,844
BANK:
Series 2018-BN14, Class A2, 4.13%, 09/15/60		6,000	6,372,461
Series 2019-BN16, Class A2, 3.93%, 02/15/52		12,200	12,891,946
Series 2019-BN18, Class A2, 3.47%, 05/15/62		15,479	16,088,797
Series 2019-BN24, Class A3, 2.96%, 11/15/62		6,442	6,605,614
BBCMS Trust, Series 2013-TYSN, Class E, 3.71%, 09/05/32(b)		3,765	3,776,101
Bear Stearns Commercial Mortgage Securities Trust(d):
Series 2005-PW10, Class AJ, 5.59%, 12/11/40		19,051	19,314,902
Series 2005-PW10, Class B, 5.61%, 12/11/40		13,697	13,897,594

8

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock Low Duration Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Commercial Mortgage-Backed Securities (continued)
Benchmark Mortgage Trust:
Series 2019-B15, Class A5, 2.93%, 12/15/72	USD	22,045	$22,525,510
Series 2019-B9, Class A5, 4.02%, 03/15/52		10,000	11,077,398
BX Commercial Mortgage Trust(b)(d):
Series 2018-IND, Class A, 2.49%, 11/15/35		3,424	3,421,514
Series 2019-XL, Class A, 2.66%, 10/15/36		26,466	26,487,212
Series 2019-XL, Class D, 3.19%, 10/15/36		18,530	18,553,170
BX Trust, Series 2019-OC11, Class A, 3.20%, 12/09/41(b)		8,980	9,236,222
Cantor Commercial Real Estate Lending, Series 2019-CF3, Class A4, 3.01%, 01/15/53		24,733	25,372,373
CFCRE Commercial Mortgage Trust, Series 2018-TAN, Class B, 4.69%, 02/15/33(b)		12,500	13,194,077
CGDBB Commercial Mortgage Trust, Series 2017-BIOC, Class A, 2.53%, 07/15/32(b)(d)		5,426	5,421,345
Citigroup Commercial Mortgage Trust:
Series 2012-GC8, Class A4, 3.02%, 09/10/45		14,342	14,619,377
Series 2013-375P, Class A, 3.25%, 05/10/35(b)		9,460	9,721,682
Series 2013-GC11, Class A3, 2.82%, 04/10/46		26,424	26,844,745
Series 2015-GC31, Class A4, 3.76%, 06/10/48		9,000	9,594,596
Series 2016-P3, Class A2, 2.74%, 04/15/49		13,102	13,139,559
Commercial Mortgage Trust:
Series 2012-CR1, Class A3, 3.39%, 05/15/45		9,571	9,790,842
Series 2012-CR3, Class A3, 2.82%, 10/15/45		7,746	7,837,718
Series 2013-CR10, Class ASB, 3.80%, 08/10/46		2,492	2,566,444
Series 2013-CR12, Class A4, 4.05%, 10/10/46		15,633	16,498,446
Series 2013-CR13, Class A4, 4.19%, 11/10/46(d)		4,515	4,817,692
Series 2014-CR15, Class ASB, 3.60%, 02/10/47		5,092	5,228,103
Series 2014-UBS3, Class ASB, 3.37%, 06/10/47		17,822	18,231,912
Series 2014-UBS5, Class ASB, 3.55%, 09/10/47		6,914	7,097,947
Series 2014-UBS6, Class ASB, 3.39%, 12/10/47		1,800	1,842,831
Series 2015-CR22, Class A3, 3.21%, 03/10/48		28,180	28,584,158
Series 2015-CR23, Class A2, 2.85%, 05/10/48		15,783	15,780,892
Series 2015-CR24, Class ASB, 3.45%, 08/10/48		7,580	7,808,423
Series 2015-LC21, Class A2, 2.98%, 07/10/48		27,775	27,797,695
Series 2015-LC21, Class ASB, 3.42%, 07/10/48		9,600	9,903,601
CSAIL Commercial Mortgage Trust:
Series 2015-C1, Class A4, 3.51%, 04/15/50		6,563	6,886,756
Series 2015-C1, Class ASB, 3.35%, 04/15/50		13,700	14,085,188
Exantas Capital Corp. Ltd., Series 2018-RSO6, Class A, 2.57%, 06/15/35(b)(d)		2,165	2,152,779
Four Times Square Trust Commercial Mortgage Pass-Through Certificates, Series 2006-4TS, Class A, 5.40%, 12/13/28(b)		8,256	8,444,424
GS Mortgage Securities Corp. II, Series 2013- GC10, Class A4, 2.68%, 02/10/46		4,540	4,597,611

Security	Par (000)		Value

Commercial Mortgage-Backed Securities (continued)
GS Mortgage Securities Corp. Trust(b):
Series 2012-ALOH, Class A, 3.55%, 04/10/34	USD	17,000	$17,380,277
Series 2019-SOHO, Class A, 2.64%, 06/15/36(d)		12,154	12,154,458
GS Mortgage Securities Trust:
Series 2011-GC5, Class AS, 5.21%, 08/10/44(b)(d)		8,891	9,221,753
Series 2012-GC6, Class A3, 3.48%, 01/10/45		11,008	11,204,718
Series 2013-GC13, Class AAB, 3.72%, 07/10/46(d)		5,719	5,856,694
Series 2013-GC14, Class A3, 3.53%, 08/10/46		533	535,008
Series 2014-GC24, Class AAB, 3.65%, 09/10/47		9,016	9,307,102
Series 2015-GS1, Class A3, 3.73%, 11/10/48		5,900	6,303,701
Series 2019-GC38, Class A2, 3.87%, 02/10/52		8,134	8,592,366
Hawaii Hotel Trust, Series 2019-MAUI, Class A, 2.89%, 05/15/38(b)(d)		18,950	18,927,285
JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class ASB, 3.66%, 09/15/47		6,359	6,560,735
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP6, Class A3, 3.11%, 07/15/50		17,260	17,617,522
JPMorgan Chase Commercial Mortgage Securities Trust(b):
Series 2011-C4, Class A4, 4.39%, 07/15/46		31,918	32,555,833
Series 2012-HSBC, Class A, 3.09%, 07/05/32		16,026	16,350,485
Series 2012-HSBC, Class D, 4.52%, 07/05/32(d)		6,490	6,761,975
Series 2018-WPT, Class AFX, 4.25%, 07/05/33		7,070	7,520,607
Series 2019-BKWD, Class A, 2.74%, 09/15/29(d)		1,864	1,863,972
KNDL Mortgage Trust(b)(d):
Series 2019-KNSQ, Class A, 2.54%, 05/15/36		9,012	9,006,778
Series 2019-KNSQ, Class D, 3.09%, 05/15/36		2,972	2,970,282
LMREC, Inc., Series 2015-CRE1, Class AR, 2.76%, 02/22/32(b)(d)		927	923,812
Madison Avenue Trust, Series 2013-650M, Class A, 3.84%, 10/12/32(b)		16,255	16,366,634
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C13, Class A4, 4.04%, 11/15/46		11,900	12,623,668
Series 2013-C9, Class AAB, 2.66%, 05/15/46		4,036	4,064,497
Series 2014-C15, Class A4, 4.05%, 04/15/47		9,800	10,425,531
Series 2014-C18, Class ASB, 3.62%, 10/15/47		9,595	9,865,894
Series 2014-C19, Class ASB, 3.33%, 12/15/47		7,947	8,152,407
Series 2015-C23, Class A2, 2.98%, 07/15/50		24,747	24,752,342
Morgan Stanley Capital I Trust:
Series 2007-T27, Class AJ, 5.95%, 06/11/42(d)		5,284	5,574,035
Series 2012-C4, Class A4, 3.24%, 03/15/45		12,941	13,150,782
Series 2014-CPT, Class A, 3.35%, 07/13/29(b)		11,100	11,261,493
Series 2014-MP, Class A, 3.47%, 08/11/33(b)		4,215	4,293,554

9

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock Low Duration Bond Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Series 2018-BOP, Class A, 2.59%, 08/15/33(b)(d)	USD	3,810	$3,796,868
Series 2018-H4, Class A4, 4.31%, 12/15/51		5,666	6,373,265
Series 2019-NUGS, Class D, 3.55%, 12/15/36(b)(d)		8,000	8,015,036
Series 2019-NUGS, Class E, 3.99%, 12/15/36(b)(d)		1,000	996,247
Natixis Commercial Mortgage Securities Trust, Series 2018-FL1, Class A, 2.72%, 06/15/35(b)(d)		6,084	6,061,219
PFP Ltd., Series 2019-5, Class A, 2.71%, 04/14/36(b)(d)		6,851	6,850,867
UBS Commercial Mortgage Trust:
Series 2012-C1, Class A3, 3.40%, 05/10/45		4,205	4,288,942
Series 2019-C18, Class A4, 3.04%, 12/15/52		7,873	8,069,215
UBS-Barclays Commercial Mortgage Trust:
Series 2013-C5, Class AS, 3.35%, 03/10/46(b)		9,713	9,932,163
Series 2013-C6, Class ASB, 2.79%, 04/10/46		5,232	5,274,324
Velocity Commercial Capital Loan Trust(b):
Series 2018-1, Class A, 3.59%, 04/25/48		1,479	1,511,353
Series 2019-3, Class A, 3.03%, 10/25/49(d)		6,329	6,315,143
VNDO Mortgage Trust, Series 2012-6AVE, Class A, 3.00%, 11/15/30(b)		17,397	17,705,934
Wells Fargo Commercial Mortgage Trust:
Series 2014-LC16, Class ASB, 3.48%, 08/15/50		10,402	10,677,217
Series 2015-C28, Class ASB, 3.31%, 05/15/48		5,236	5,395,155
Series 2015-LC22, Class ASB, 3.57%, 09/15/58		8,810	9,158,829
WFRBS Commercial Mortgage Trust:
Series 2011-C5, Class A4, 3.67%, 11/15/44		28,691	29,210,580
Series 2012-C10, Class ASB, 2.45%, 12/15/45		12,526	12,582,742
Series 2012-C6, Class A4, 3.44%, 04/15/45		1,970	2,002,793
Series 2014-C21, Class ASB, 3.39%, 08/15/47		13,427	13,695,812
Series 2014-C21, Class ASBF, 2.30%, 08/15/47(b)(d)		3,473	3,478,718
Series 2014-C24, Class ASB, 3.32%, 11/15/47		10,134	10,379,020

			1,048,648,852

Interest Only Commercial Mortgage-Backed Securities — 0.0%
Commercial Mortgage Trust, Series 2015- CR23, Class XA, 0.93%, 05/10/48(d)		38,857	1,276,543

Total Non-Agency Mortgage-Backed Securities — 15.9% (Cost: $1,224,154,904)			1,223,029,137

U.S. Government Sponsored Agency Securities — 18.7%

Collateralized Mortgage Obligations — 1.2%
Federal Home Loan Mortgage Corp.:
Series 1165, Class LD, 7.00%, 11/15/21		20	20,866
Series 3710, Class MG, 4.00%, 08/15/25(a)		843	894,643
Series 3959, Class MA, 4.50%, 11/15/41		2,062	2,199,737
Series 3986, Class M, 4.50%, 09/15/41		2,534	2,654,983
Series 4459, Class BN, 3.00%, 08/15/43		9,017	9,264,953
Series 4569, Class JA, 3.00%, 03/15/42		13,288	13,478,086
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2017-DNA2, Class M1, (LIBOR USD 1 Month + 1.20%), 2.99%, 10/25/29(c)		13,099	13,143,668

Security		Par (000)	Value

Collateralized Mortgage Obligations (continued)
Federal National Mortgage Association:
Series 2011-48, Class MG, 4.00%, 06/25/26(a)	USD	1,563	$1,664,585
Series 2011-84, Class MG, 4.00%, 09/25/26(a)		2,087	2,177,180
Series 2014-48, Class AB, 4.00%, 10/25/40		5,868	5,987,811
Federal National Mortgage Association Variable Rate Notes:
Series 1997-20, Class FB, 2.94%, 03/25/27(f)		83	83,094
Series 2017-C02, Class 2M1, (LIBOR USD 1 Month + 1.15%), 2.94%, 09/25/29(c)		1,972	1,973,228
Series 2017-C04, Class 2M1, (LIBOR USD 1 Month + 0.85%), 2.64%, 11/25/29(c)		3,509	3,510,116
Government National Mortgage Association:
Series 2013-131, Class PA, 3.50%, 06/16/42		4,842	4,940,452
Series 2018-36, Class AM, 3.00%, 07/20/45		25,540	26,045,359

			88,038,761

Commercial Mortgage-Backed Securities — 0.2%
Federal Home Loan Mortgage Corp., Series KJ05, Class A2, 2.16%, 10/25/21		11,436	11,459,513
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KIR2, Class A1, 2.75%, 03/25/27		7,365	7,519,654

			18,979,167

Interest Only Commercial Mortgage-Backed Securities — 0.0%(f)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Variable Rate Notes, Series K718, Class X1, 0.61%, 01/25/22		11,740	115,174
Government National Mortgage Association Variable Rate Notes, Series 2012-120, 0.80%, 02/16/53		24,718	1,184,520

			1,299,694

Mortgage-Backed Securities — 17.3%
Federal Home Loan Mortgage Corp.:
2.50%, 11/01/27		17,053	17,346,873
4.00%, 02/01/34 - 03/01/34		28,587	30,527,656
4.50%, 07/01/47 - 03/01/49		106,878	117,897,934
Federal Home Loan Mortgage Corp. Variable Rate Notes, (LIBOR USD 12 Month + 1.63%), 2.92%, 10/01/45(c)		4,209	4,274,767
Federal National Mortgage Association Variable Rate Notes(c):
(LIBOR USD 12 Month + 1.60%), 2.84%, 09/01/45		8,987	9,159,873
(LIBOR USD 12 Month + 1.59%), 2.89%, 11/01/45		790	805,337
(LIBOR USD 12 Month + 1.59%), 3.13%, 06/01/45		10,808	11,024,834
(LIBOR USD 12 Month + 1.73%), 3.32%, 09/01/42		7,466	7,646,514
Uniform Mortgage-Backed Securities:
2.50%, 12/01/27 - 01/01/50		203,373	202,325,291
2.50%, 01/25/35(g)		119,912	121,008,071
3.00%, 12/01/26 - 04/01/33		67,301	69,267,057
3.00%, 01/25/35(g)		32,874	33,691,998
3.50%, 04/01/34		4,316	4,539,024
4.00%, 04/01/26 - 05/01/34		129,438	136,052,155
4.00%, 01/25/35 - 02/25/50(g)		387,530	403,160,027
4.50%, 01/25/35(g)		10,490	10,825,188
4.50%, 03/01/47 - 06/01/49		132,560	144,040,707
5.00%, 04/01/21		—(h)	242
5.50%, 06/01/20 - 10/01/21		109	111,121

10

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock Low Duration Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
6.50%, 04/01/21	USD	9	$8,880

			1,323,713,549

Total U.S. Government Sponsored Agency Securities — 18.7% (Cost: $1,418,757,657)			1,432,031,171

U.S. Treasury Obligations — 5.9%
U.S. Treasury Notes:
2.50%, 12/31/20		69,600	70,181,813
1.50%, 09/15/22		137,000	136,684,257
1.38%, 10/15/22		123,775	123,020,746
1.63%, 12/15/22		120,000	120,117,187

Total U.S. Treasury Obligations — 5.9% (Cost: $449,998,842)			450,004,003

Total Long-Term Investments — 103.8% (Cost: $7,894,474,857)			7,953,015,053

Short-Term Securities — 2.7%

Commercial Paper — 0.7%(i)
General Electric Co., 2.27%, 04/01/20		19,000	18,895,751
Nissan Motor Acceptance Corp., 2.22%, 06/12/20		35,000	34,646,512

Total Commercial Paper — 0.7% (Cost: $53,543,299)			53,542,263

Foreign Government Obligations — 1.0%

Japan — 1.0%
Japan Treasury Bills, (0.20)%, 02/03/20(i)	JPY	8,000,000	73,638,443

Total Foreign Government Obligations — 1.0% (Cost: $73,229,349)			73,638,443

Security	Shares		Value

Money Market Funds — 0.0%(j)
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.51%*		1,575,162	$1,575,162
JPMorgan U.S. Treasury Plus Money Market Fund, Agency Class, 1.41%		5,579	5,579

Total Money Market Funds — 0.0% (Cost: $1,580,741)			1,580,741

Total Repurchase Agreements — 1.0% (Cost: $80,000,000)			80,000,000

Total Short-Term Securities — 2.7% (Cost: $208,353,389)			208,761,447

Total Investments Before TBA Sale Commitments — 106.5% (Cost: $8,102,828,246)			8,161,776,500

	Par (000)

TBA Sale Commitments — (2.2)%

Mortgage-Backed Securities — (2.2)%
Uniform Mortgage-Backed Securities:(g)
2.50%, 01/25/50	USD	153,000	(151,284,726)
4.00%, 01/25/50		19,660	(20,447,936)

Total TBA Sale Commitments — (2.2)% (Proceeds: $171,480,955)			(171,732,662)

Total Investments Net of TBA Sale Commitments — 104.3% (Cost: $7,931,347,291)			7,990,043,838

Liabilities in Excess of Other Assets — (4.3)%			(328,587,379)

Net Assets — 100.0%			$7,661,456,459

(a)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(d)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Variable rate security. Rate shown is the rate in effect as of period end.
(g)	Represents or includes a TBA transaction.
(h)	Amount is less than 500.
(i)	Rates are discount rates or a range of discount rates as of period end.
(j)	Annualized 7-day yield as of period end.

11

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock Low Duration Bond Portfolio

*

During the period ended December 31, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliated Persons and/or Related Parties	Par/Shares Held at 09/30/19	Shares Purchased	Shares Sold	Par/Shares Held at 12/31/19	Value at 12/31/19	Income	Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Liquidity Funds, T-Fund, Institutional Class(b)	47,697,236	—	(46,122,074)	1,575,162	$1,575,162	$337,059	$33		$—
BlackRock Capital Finance LP, Series 1997-R2, Class AP	18,554	—	—	18,554	16,821	19	—		14
iShares Short Maturity Bond ETF	3,180,000	—	—	3,180,000	159,795,000	1,335,053	—		(286,200)

					$161,386,983	$1,672,131	$33		$(286,186)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Repurchase Agreements

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
Mizuho Securities USA LLC	2.49	%(a)	12/31/19	07/07/20	$80,000	$80,000	$ 81,047,745	Corporate/Debt Obligations, 2.06% to 4.00%, due 08/25/23 to 06/25/37	$ 135,823,983	$ 92,000,001

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

12

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock Low Duration Bond Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro-Schatz	883	03/06/20	$110,838	$(69,881)
U.S. Treasury 2 Year Note	17,389	03/31/20	3,747,330	(1,647,105)

				(1,716,986)

Short Contracts
Euro-Bobl	1,597	03/06/20	239,379	1,228,238
Euro-Bund	230	03/06/20	43,985	281,077
U.S. Treasury 10 Year Note	1,403	03/20/20	180,176	1,476,778
U.S. Treasury 10 Year Ultra Note	856	03/20/20	120,442	1,148,449
U.S. Treasury Long Bond	60	03/20/20	9,354	205,201
U.S. Treasury Ultra Bond	133	03/20/20	24,160	547,819
U.S. Treasury 5 Year Note	6,339	03/31/20	751,865	1,408,331

				6,295,893

				$4,578,907

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	25,070,000	NOK	168,961,772	Morgan Stanley & Co. International plc	03/18/20	$61,478
NOK	172,231,430	CAD	25,030,000	Bank of America NA	03/18/20	341,846
NOK	171,475,946	CAD	25,020,000	JPMorgan Chase Bank NA	03/18/20	263,477
NOK	170,261,025	CAD	25,070,000	Morgan Stanley & Co. International plc	03/18/20	86,546
NZD	29,129,205	AUD	27,780,000	JPMorgan Chase Bank NA	03/18/20	100,179

						853,526

USD	66,489,352	MXN	1,297,737,059	Barclays Bank plc	01/02/20	(2,146,749)
USD	115,910	MXN	2,262,941	HSBC Bank plc	01/02/20	(3,775)
USD	105,232,649	EUR	94,521,000	State Street Bank and Trust Co.	01/31/20	(981,995)
USD	73,483,599	JPY	8,000,000,000	State Street Bank and Trust Co.	02/03/20	(273,121)
USD	557,864	AUD	822,000	National Australia Bank Ltd.	02/05/20	(19,464)
USD	24,372,575	EUR	21,950,000	Barclays Bank plc	02/05/20	(300,618)
USD	270,233,359	EUR	244,543,000	Citibank NA	02/05/20	(4,648,499)
USD	26,295,080	EUR	23,722,000	JPMorgan Chase Bank NA	02/05/20	(369,954)
USD	25,507,474	EUR	23,000,000	Morgan Stanley & Co. International plc	02/05/20	(345,987)
USD	4,886,122	EUR	4,412,000	Natwest Markets plc	02/05/20	(73,246)
USD	28,540,954	EUR	25,758,000	Toronto Dominion Bank	02/05/20	(412,673)
USD	81,476,641	EUR	73,541,000	UBS AG	02/05/20	(1,188,112)
USD	661,823	GBP	512,000	BNP Paribas SA	02/05/20	(17,029)
USD	120,884,116	EUR	108,479,000	Natwest Markets plc	02/14/20	(1,119,393)
USD	11,450,413	MXN	223,578,203	Bank of America NA	02/27/20	(277,437)
USD	52,360,920	MXN	1,024,399,513	Barclays Bank plc	02/27/20	(1,374,208)
USD	23,220,249	MXN	454,573,100	Goldman Sachs International	02/27/20	(624,495)
USD	857,421	MXN	16,777,387	HSBC Bank plc	02/27/20	(22,641)
USD	182,898	MXN	3,571,797	State Street Bank and Trust Co.	02/27/20	(4,462)
AUD	55,340,000	NZD	57,816,756	Bank of America NA	03/18/20	(57,386)
CAD	50,050,000	NOK	341,876,740	JPMorgan Chase Bank NA	03/18/20	(396,759)
USD	25,987,161	MXN	509,900,000	Natwest Markets plc	04/02/20	(620,712)

						(15,278,715)

Net Unrealized Depreciation						$(14,425,189)

13

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock Low Duration Bond Portfolio

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG.33.V1	1.00%	Quarterly	12/20/24	USD	57,500	$ (1,509,912)	$ (1,196,522)	$(313,390)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating	(a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

CDX.NA.IG.32.V1	1.00%	Quarterly	06/20/24	BBB+		USD	68,000	$1,793,999	$1,428,717	$365,282
CDX.NA.HY33.V1	5.00%	Quarterly	12/20/24	B		USD	48,510	4,754,061	2,969,111	1,784,950

								$6,548,060	$4,397,828	$2,150,232

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
3 month BA	Semi-Annual	1.77%	Semi-Annual	11/20/21	CAD	252,300	$(810,203)	$—	$(810,203)
1.56%	Semi-Annual	3 month LIBOR	Quarterly	11/22/21	USD	190,470	528,755	—	528,755

							$ (281,448)	$—	$(281,448)

OTC Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
United Mexican States	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/20	USD	2,086	$(9,000)	$2,204	$(11,204)
United Mexican States	1.00%	Quarterly	Bank of America NA	09/20/20	USD	2,086	(12,965)	4,494	(17,459)
BAT International Finance plc	1.00%	Quarterly	JPMorgan Chase Bank NA	12/20/23	EUR	3,249	(76,857)	(10,045)	(66,812)
BAT International Finance plc	1.00%	Quarterly	JPMorgan Chase Bank NA	12/20/23	EUR	4,874	(115,296)	(2,133)	(113,163)
BAT International Finance plc	1.00%	Quarterly	JPMorgan Chase Bank NA	12/20/23	EUR	3,249	(76,857)	(1,430)	(75,427)
Allstate Corp. (The)	1.00%	Quarterly	Morgan Stanley & Co. International plc	06/20/24	USD	7,000	(257,330)	(234,755)	(22,575)
American International Group, Inc.	1.00%	Quarterly	Morgan Stanley & Co. International plc	06/20/24	USD	7,000	(140,875)	(100,878)	(39,997)
Apache Corp.	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/24	USD	3,239	18,793	102,623	(83,830)
Apache Corp.	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/24	USD	3,239	18,793	105,112	(86,319)
Apache Corp.	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/24	USD	3,239	18,793	96,377	(77,584)
Apache Corp.	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/24	USD	6,283	36,459	177,243	(140,784)
CBS Corp.	1.00%	Quarterly	Goldman Sachs Bank USA	06/20/24	USD	10,000	(198,596)	(65,378)	(133,218)
ConocoPhillips	1.00%	Quarterly	Morgan Stanley & Co. International plc	06/20/24	USD	7,000	(211,443)	(156,284)	(55,159)
Devon Energy Corp.	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/24	USD	3,242	(55,124)	17,617	(72,741)
Devon Energy Corp.	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/24	USD	3,242	(55,124)	23,004	(78,128)
Devon Energy Corp.	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/24	USD	3,242	(55,124)	33,606	(88,730)
Devon Energy Corp.	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/24	USD	3,242	(55,124)	28,292	(83,416)
Halliburton Co.	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/24	USD	3,468	(68,749)	(19,039)	(49,710)
Halliburton Co.	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/24	USD	1,734	(34,374)	(8,770)	(25,604)
Halliburton Co.	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/24	USD	3,468	(68,749)	(17,522)	(51,227)
Halliburton Co.	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/24	USD	7,000	(138,778)	(85,606)	(53,172)
Halliburton Co.	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/24	USD	1,734	(34,374)	(8,785)	(25,589)
Halliburton Co.	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/24	USD	3,468	(68,749)	(14,580)	(54,169)

14

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock Low Duration Bond Portfolio

OTC Credit Default Swaps — Buy Protection (continued)

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

Hess Corp.	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/24	USD	2,420	$(40,754)	$51,667	$(92,421)
Hess Corp.	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/24	USD	2,420	(40,754)	54,524	(95,278)
Hess Corp.	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/24	USD	2,420	(40,754)	40,129	(80,883)
Hess Corp.	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/24	USD	2,420	(40,754)	56,494	(97,248)
Kinder Morgan, Inc.	1.00%	Quarterly	Morgan Stanley & Co. International plc	06/20/24	USD	7,000	(147,970)	(92,518)	(55,452)
Lowe’s Cos., Inc.	1.00%	Quarterly	Morgan Stanley & Co. International plc	06/20/24	USD	7,000	(243,775)	(176,360)	(67,415)
Mondelez International, Inc.	1.00%	Quarterly	Morgan Stanley & Co. International plc	06/20/24	USD	7,000	(206,536)	(169,961)	(36,575)
Northrop Grumman Systems Corp.	1.00%	Quarterly	Morgan Stanley & Co. International plc	06/20/24	USD	7,000	(259,609)	(228,257)	(31,352)
Pfizer, Inc.	1.00%	Quarterly	Morgan Stanley & Co. International plc	06/20/24	USD	7,000	(229,800)	(212,829)	(16,971)
TWDC Enterprises 18 Corp.	1.00%	Quarterly	BNP Paribas SA	06/20/24	USD	3,355	(126,009)	(113,596)	(12,413)
TWDC Enterprises 18 Corp.	1.00%	Quarterly	BNP Paribas SA	06/20/24	USD	2,858	(107,342)	(98,971)	(8,371)
Boeing Co. (The)	1.00%	Quarterly	JPMorgan Chase Bank NA	12/20/24	USD	3,940	(89,081)	(79,942)	(9,139)
Boeing Co. (The)	1.00%	Quarterly	JPMorgan Chase Bank NA	12/20/24	USD	4,920	(111,239)	(97,485)	(13,754)
Boeing Co. (The)	1.00%	Quarterly	JPMorgan Chase Bank NA	12/20/24	USD	6,440	(145,605)	(130,666)	(14,939)
Devon Energy Corp.	1.00%	Quarterly	Goldman Sachs International	12/20/24	USD	2,184	(31,795)	27,167	(58,962)
Devon Energy Corp.	1.00%	Quarterly	Goldman Sachs International	12/20/24	USD	5,416	(78,852)	94,223	(173,075)
Financial Guaranty Insurance Company	1.00%	Quarterly	JPMorgan Chase Bank NA	12/20/24	USD	1,500	46,881	45,743	1,138
General Motors Co.	5.00%	Quarterly	JPMorgan Chase Bank NA	12/20/24	USD	651	(121,513)	(112,946)	(8,567)
General Motors Co.	5.00%	Quarterly	JPMorgan Chase Bank NA	12/20/24	USD	1,465	(273,416)	(252,920)	(20,496)
General Motors Co.	5.00%	Quarterly	JPMorgan Chase Bank NA	12/20/24	USD	1,302	(243,025)	(224,808)	(18,217)
General Motors Co.	5.00%	Quarterly	JPMorgan Chase Bank NA	12/20/24	USD	680	(127,006)	(119,163)	(7,843)
General Motors Co.	5.00%	Quarterly	JPMorgan Chase Bank NA	12/20/24	USD	651	(121,513)	(114,272)	(7,241)
General Motors Co.	5.00%	Quarterly	JPMorgan Chase Bank NA	12/20/24	USD	651	(121,513)	(113,621)	(7,892)
Halliburton Co.	1.00%	Quarterly	Goldman Sachs International	12/20/24	USD	7,500	(140,876)	—	(140,876)
Occidental Petroleum Corp.	1.00%	Quarterly	Goldman Sachs International	12/20/24	USD	16,000	(63,516)	51,896	(115,412)
People’s Republic of China	1.00%	Quarterly	Bank of America NA	12/20/24	USD	34,342	(1,129,040)	(876,510)	(252,530)

							$ (5,875,816)	$ (2,927,615)	$ (2,948,201)

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating (a)		Notional Amount (000)	(b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

United Mexican States	1.00%	Quarterly	Bank of America NA	06/20/20	BBB+	USD	2,086		$9,000	$(2,483)	$11,483
United Mexican States	1.00%	Quarterly	JPMorgan Chase Bank NA	09/20/20	BBB+	USD	2,086		12,964	(3,999)	16,963
21st Century Fox America, Inc.	1.00%	Quarterly	BNP Paribas SA	06/20/24	A	USD	3,302		123,801	98,834	24,967
21st Century Fox America, Inc.	1.00%	Quarterly	BNP Paribas SA	06/20/24	A	USD	2,911		109,149	91,929	17,220
Financial Guaranty Insurance Company	1.00%	Quarterly	Citibank NA	06/20/24	BBB-	USD	15,005		33,761	(1,027,572)	1,061,333
International Business Machines Corp	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/24	A	USD	20,000		526,480	484,558	41,922
Apache Corp.	1.00%	Quarterly	Goldman Sachs International	12/20/24	BBB	USD	8,000		(106,665)	(344,780)	238,115
Apache Corp.	1.00%	Quarterly	Goldman Sachs International	12/20/24	BBB	USD	4,950		(65,993)	(177,632)	111,639

									$642,497	$(881,145)	$1,523,642

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

15

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock Low Duration Bond Portfolio

The following reference rates, and their values as of period end, are used for security descriptions:

Reference Index		Reference Rate
3 month BA	Canadian Bankers Acceptances	2.08%
3 month LIBOR	London Interbank Offered Rate	1.91%

Glossary of Terms Used in this Report

Currency

AUD	Australian Dollar

CAD	Canadian Dollar

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

MXN	Mexican Peso

NOK	Norwegian Krone

NZD	New Zealand Dollar

USD	United States Dollar

Portfolio Abbreviations

BA	Canadian Bankers Acceptances

CLO	Collateralized Loan Obligation

CSMC	Credit Suisse Mortgage Capital

DAC	Designated Activity Company

ETF	Exchange-Traded Fund

EURIBOR	Euro Interbank Offered Rate

LIBOR	London Interbank Offered Rate

OTC	Over-the-counter

RB	Revenue Bonds

REIT	Real Estate Investment Trust

SCA	Svenska Cellulosa Aktiebolaget

TBA	To-be-announced

16

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock Low Duration Bond Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$1,657,009,250	$6,854,932	$1,663,864,182
Corporate Bonds(a)	—	2,566,741,180	—	2,566,741,180
Foreign Agency Obligations(a)	—	21,047,494	—	21,047,494
Foreign Government Obligations(a)	—	421,885,124	—	421,885,124
Investment Companies	159,795,000	—	—	159,795,000
Municipal Bonds	—	14,617,762	—	14,617,762
Non-Agency Mortgage-Backed Securities	—	1,223,029,137	—	1,223,029,137
U.S. Government Sponsored Agency Securities	—	1,432,031,171	—	1,432,031,171
U.S. Treasury Obligations	—	450,004,003	—	450,004,003
Short-Term Securities:
Commercial Paper	—	53,542,263	—	53,542,263
Foreign Government Obligations(a)	—	73,638,443	—	73,638,443
Money Market Funds	1,580,741	—	—	1,580,741
Repurchase Agreements	—	80,000,000	—	80,000,000
Liabilities:
Investments:
TBA Sale Commitments	—	(171,732,662)	—	(171,732,662)

	$161,375,741	$7,821,813,165	$6,854,932	$7,990,043,838

Derivative Financial Instruments(b)
Assets:
Credit contracts	$—	$3,675,012	$—	$3,675,012
Foreign currency exchange contracts	—	853,526	—	853,526
Interest rate contracts	6,295,893	528,755	—	6,824,648
Liabilities:
Credit contracts	—	(3,262,729)	—	(3,262,729)
Foreign currency exchange contracts	—	(15,278,715)	—	(15,278,715)
Interest rate contracts	(1,716,986)	(810,203)	—	(2,527,189)

	$4,578,907	$(14,294,354)	$—	$(9,715,447)

(a)	See above Schedule of Investments for values in each industry or country.
(b)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

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